Financial Instruments and Risk Management - Summary of Fair Value Hierarchy for Group's Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	$ 53,109	$ 172,606
Financial assets, Fair value	53,109	172,606
Financial liabilities, Carrying amount	5,377,713	9,469,286
Financial liabilities, Fair value	5,473,577	9,497,428
Cash Deposits | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	51,384	74,265
Financial assets, Fair value	51,384	74,265
Restricted Cash | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount		75,786
Financial assets, Fair value		75,786
Other | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount		1,863
Financial assets, Fair value		1,863
Finance Lease Receivables | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	1,725	11,377
Financial assets, Fair value	1,725	11,377
Forward Foreign Currency Contracts | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount		9,315
Financial assets, Fair value		9,315
Financial liabilities, Carrying amount	39,797
Financial liabilities, Fair value	39,797
Bank Loans and Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,043,773	2,010,392
Financial liabilities, Fair value	2,084,552	2,009,895
Bank Loans and Financial Liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,043,773	2,010,392
Financial liabilities, Fair value	2,084,552	2,009,895
Secured Notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	1,017,501	1,015,657
Financial liabilities, Fair value	1,001,756	990,087
Secured Notes | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	1,017,501	1,015,657
Financial liabilities, Fair value	1,001,756	990,087
Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,274,651	2,270,246
Financial liabilities, Fair value	2,345,481	2,312,358
Unsecured Notes | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,274,651	2,270,246
Financial liabilities, Fair value	2,345,481	2,312,358
Private Placement Liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		1,394,552
Financial liabilities, Fair value		1,406,649
Private Placement Liability | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		1,394,552
Financial liabilities, Fair value		1,406,649
Private Placement Derivative
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		2,640,759
Financial liabilities, Fair value		2,640,759
Private Placement Derivative | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		2,640,759
Financial liabilities, Fair value		2,640,759
Warrant Liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		134,270
Financial liabilities, Fair value		134,270
Warrant Liability | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		134,270
Financial liabilities, Fair value		134,270
Other
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	1,991	3,410
Financial liabilities, Fair value	1,991	3,410
Other | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	1,991	3,410
Financial liabilities, Fair value	$ 1,991	$ 3,410